HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about hedges [abstract]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the fluctuation of the Colombian peso against the U.S. dollar are as follows:

Date	Value of USD 1	Variation in pesos
December 31, 2016	3,000.71	(148.76)
December 31, 2017	2,984.00	(16.71)
December 31, 2018	3,249.75	265.75

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
Leasing Bogotá Panamá	Ps.	1,064,099	Ps.	(549,336)	Ps.	(514,343)	Ps.	420
Other subsidiaries and branches Banco de Bogotá		33,088		—		(32,967)		121
Occidental Bank Barbados		5,866		(5,866)		—		—
Banco de Occidente Panamá		5,598		(5,598)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		7,865		(7,865)		—		—
Gases del Pacífico S.A.C.		1,492		(1,492)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda		6,724		(6,724)		—		—
Total	Ps.	1,124,732	Ps.	(576,881)	Ps.	(547,310)	Ps.	541

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis is presented gross of taxes:

December 31, 2018

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the investments		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	(1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	3,964,051	(2,067,100)	(1,896,348)	Ps.	4,129,381	Ps.	(1,595,205)	Ps.	(2,669,831)	Ps.	(135,655)
Other subsidiaries and branches Banco de Bogotá (2)	126,380	—	(121,116)		125,978		—		(123,398)		2,580
Occidental Bank Barbados	23,971	(23,971)	—		24,606		(24,606)		—		—
Banco de Occidente Panamá	23,439	(23,439)	—		35,577		(35,577)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	31,214	(31,214)	—		10,072		(10,072)		—		—
Gases del Pacífico S.A.C. (3)	4,000	(4,000)	—		2,394		(2,394)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	31,649	(19,336)	—		7,996		(7,996)		—		—
Total	4,204,704	(2,169,060)	(2,017,464)	Ps.	4,336,004	Ps.	(1,675,850)	Ps.	(2,793,229)	Ps.	(133,075)

December 31, 2017

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the investments		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	(1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	3,781,475	(2,067,100)	(1,703,009)	Ps.	3,065,281	Ps.	(1,045,872)	Ps.	(2,155,488)	Ps.	(136,079)
Other subsidiaries and branches Banco de Bogotá (2)	113,909	—	(112,049)		92,891		—		(90,431)		2,460
Occidental Bank Barbados	26,396	(26,396)	—		18,740		(18,740)		—		—
Banco de Occidente Panamá	25,044	(25,044)	—		29,979		(29,979)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	25,000	(25,000)	—		2,207		(2,207)		—		—
Gases del Pacífico S.A.C. (3)	10,214	(10,214)	—		902		(902)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	15,895	(15,895)	—		1,272		(1,272)		—		—
Total	3,997,933	(2,169,649)	(1,815,058)	Ps.	3,211,272	Ps.	(1,098,972)	Ps.	(2,245,919)	Ps.	(133,619)
(1)	Includes exchange difference hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
(3)	Includes only a portion of this investments hedged

Disclosure of detailed information about hedges [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2018	December 31, 2017
Income in U.S. dollars forecasted	120,265	41,614
Notional amount contracts forward U.S. dollars	120,265	41,614
% hedged	100%	100%
Fair value in Colombian pesos	(13,414)	4,303
# of contracts	1,470	468

Disclosure of analysis of other comprehensive income by item [text block]

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	5,447	Ps.	7,419	Ps.	(11,757)
Changes in the fair value of the hedge forward contracts		(19,513)		24,874		14,139
Reclassified to profit or loss		(276)		(26,846)		5,037
Balance at the end of the year	Ps.	(14,343)	Ps.	5,447	Ps.	7,419

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

Derivative Financial Instruments for hedging purposes comprise the following:

	December 31, 2018				December 31, 2017
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	28,367	Ps.	1,128	Ps.	1	Ps.	5,455
Foreign currency to sale		1,771		194,411		55,260		8,009
Total hedge derivatives	Ps.	30,138	Ps.	195,539	Ps.	55,261	Ps.	13,464
Total hedge derivatives, net			Ps.	(165,401)	Ps.	41,797